                                Ropes & Gray LLP
                             One International Place
                        Boston, Massachusetts 02110-2624

April 20, 2005

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:   Schroder Series Trust (File Nos. 33-65632; 811-7840)
                -----------------------------------------------------

Ladies and Gentlemen:

     We are filing today, through EDGAR, under Rule 485(a)(2) of the Securities
Act of 1933, as amended, (the "1933 Act"), and Section 8(b) of the Investment
Company Act of 1940, as amended, Post-Effective Amendment No. 25 (the
"Amendment") to the Registration Statement on Form N-1A of Schroder Series Trust
(the "Trust"). This Amendment is being filed to reflect the addition of a new series of the Trust, Schroder U.S. Small and Mid Cap Opportunities Fund.

     Please direct any questions concerning this filing to me at (617) 951-7819 or to my colleagues Timothy W. Diggins at (617) 951-7389 and Leigh Fraser at
(617) 951-7485. Thank you.

                                                     Very truly yours,

                                                     /s/ JESSICA O'MARY

                                                     Jessica O'Mary

Enclosure

Cc:   Carin F. Muhlbaum, Esq.

      Mr. Alan M. Mandel

      Timothy W. Diggins, Esq.

      Leigh Fraser, Esq.

      Sanjay Hebbar, Esq.